Commitments and contingencies - Expected Future Minimum Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments	$ 1,006
Minimum sublease receipts	(141)
Service and manufacturing	2,180
Total	3,045
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments	408
Minimum sublease receipts	(117)
Service and manufacturing	2,180
Total	2,471
1 - 3 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments	533
Minimum sublease receipts	(24)
Service and manufacturing	0
Total	509
4 - 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments	60
Minimum sublease receipts	0
Service and manufacturing	0
Total	60
More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments	5
Minimum sublease receipts	0
Service and manufacturing	0
Total	$ 5